Changes in Benefit Obligations and Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Retirement Plans [Line Items]
Accrued postretirement benefit cost recognized in the balance sheet	$ (34.3)	$ (34.6)	$ (30.8)
Postretirement Benefits Other Than Pensions
Retirement Plans [Line Items]
Benefit obligation at beginning of year	34.6	30.8	27.9
Service cost	1.4	1.1	1.3
Interest cost	1.4	1.3	1.5
Actuarial (gain) loss due to: Change in discount rate	(3.7)	1.9	3.1
Actuarial (gain) loss due to: Experience	1.0	(3.1)	0.5
Actuarial (gain) loss due to: Other assumption changes	(1.0)	3.2	(2.7)
Benefits paid	(0.3)	(0.5)	(0.8)
Other	0.9	(0.1)
Benefit obligation at end of year	34.3	34.6	30.8
Postretirement Benefits Other Than Pensions | Fair Value Of Plan Assets
Retirement Plans [Line Items]
Company contributions	0.3	0.5	0.8
Benefits paid	(0.3)	(0.5)	(0.8)
U.S.
Retirement Plans [Line Items]
Company contributions	42.2	6.7
Funded status recognized in the balance sheet	(42.2)	(154.8)
U.S. | Benefit Obligation
Retirement Plans [Line Items]
Benefit obligation at beginning of year	314.2	257.0
Service cost	9.3	8.3
Interest cost	12.8	12.3
Actuarial (gain) loss due to: Change in discount rate	(53.1)	34.1
Actuarial (gain) loss due to: Experience	(17.5)	13.7
Actuarial (gain) loss due to: Other assumption changes	7.1	(5.9)
Benefits paid	(7.0)	(5.3)
Benefit obligation at end of year	265.8	314.2
U.S. | Benefit Obligation | Fair Value Of Plan Assets
Retirement Plans [Line Items]
Fair value of plan assets at beginning of year	159.4	140.5
Actual return on plan assets	29.0	17.5
Company contributions	42.2	6.7
Benefits paid	(7.0)	(5.3)
Fair value of plan assets at end of year	223.6	159.4
Non-U.S.
Retirement Plans [Line Items]
Funded status recognized in the balance sheet	(105.1)	(100.6)
Non-U.S. | Benefit Obligation
Retirement Plans [Line Items]
Benefit obligation at beginning of year	195.4	160.5
Service cost	13.5	12.0
Interest cost	7.3	7.1
Actuarial (gain) loss due to: Change in discount rate	(8.3)	16.3
Actuarial (gain) loss due to: Experience	2.3	0
Actuarial (gain) loss due to: Other assumption changes	3.0	1.3
Plan participants' contributions	0.2	0.2
Plan amendments	0.5	0.1
Benefits paid	(7.7)	(5.6)
Settlements		(7.0)
Curtailments	0.1	0
Special termination benefits	0.5	0.1
Other	(0.9)	6.2
Translation difference	(0.9)	4.2
Benefit obligation at end of year	205.0	195.4
Non-U.S. | Benefit Obligation | Fair Value Of Plan Assets
Retirement Plans [Line Items]
Fair value of plan assets at beginning of year	94.8	83.9
Actual return on plan assets	3.4	8.0
Company contributions	8.0	11.9
Plan participants' contributions	0.2	0.2
Benefits paid	(7.7)	(5.6)
Settlements		(7.0)
Other	(0.2)	(0.2)
Translation difference	1.4	3.6
Fair value of plan assets at end of year	$ 99.9	$ 94.8